PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
10.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	As of December 31,
	2013	2014

Computer and transmission equipment	$15,312,698	$17,305,410
Furniture and office equipment	1,162,452	1,288,057
Motor vehicles	807,082	860,109
Leasehold improvements	2,917,621	2,885,943
Communication equipment	543,308	541,704
Office building	705,297	703,384
	21,448,458	23,584,607
Less: accumulated depreciation	(15,605,936)	(17,925,416)
	$5,842,522	$5,659,191

Depreciation expenses for the years ended December 31, 2012, 2013 and 2014 are $2,175,564, $2,202,865 and $2,319,480 respectively.